Operating leases (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Operating Leases
Operating lease right-of-use assets	$ 914,622	¥ 6,637,141	¥ 5,469,166
Operating lease liabilities, current	249,986	1,814,071	1,081,370
Operating lease liabilities, non-current	736,799	5,346,727	4,859,692
Total operating lease liabilities	$ 986,785	¥ 7,160,798	¥ 5,941,062